WRL FREEDOM BELLWETHER(
					VARIABLE ANNUITY

					Issued Through
					WRL SERIES ANNUITY ACCOUNT
						By
				WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated November 1, 2002
to Prospectus Dated May 1, 2002

Please use this supplement with the WRL Freedom Bellwether
( prospectus dated May 1, 2002. Please read it carefully and keep it with your May 1, 2002 prospectus for future reference.

Effective November 1, 2002:

* Goldman Sachs Asset Management terminates as subadviser of the Goldman Sachs Growth portfolio;
* Marsico Capital Management, LLC replaces Goldman Sachs Asset Management as subadviser of this portfolio;
* the portfolio management fees are reduced from 0.90% to 0.80% per annum of the portfolio's average daily net assets. The portfolio's management fees will be 0.80% of the portfolio's average daily net assets initially, then gradually declining, in 0.50% increments, as the portfolio's average daily net assets increase;
* the Goldman Sachs Growth portfolio is renamed Marsico Growth; and
* the WRL Goldman Sachs Growth subaccount is renamed WRL Marsico Growth.

The portfolio's investment objective remains unchanged.

Effective November 4, 2002:

* The Janus Global portfolio, which was previously available for investment only to Contract owners who purchased the Contract before September 1, 2000, is now open to all Contract owners.

As a result of the foregoing portfolio/subadviser changes, the prospectus is amended in the following respects:

* All references in the prospectus to:

* the Goldman Sachs Growth portfolio are amended to refer to the Marsico Growth portfolio;
* the WRL Goldman Sachs Growth subaccount are amended to refer to the WRL Marsico Growth subaccount; and
* Goldman Sachs Asset Management are amended to refer to Banc of America Capital Management, LLC.

* The following footnote, which appears on  the cover page and pages 6
(as *), 14 (as footnote 13), 16 (as ***), 30 (as ***), 70 (as footnote 2), and 73 (as footnote 3), is deleted:

This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

* The Annuity Contract Fee Table on page 12 is amended as follows:


Portfolio		Management	  Other	Rule 12b-1	Total Portfolio
			  Fees	Expenses	  Fees	Annual Expenses
Marsico Growth	  0.80%	  0.10%	  N/A		   0.90%


The prospectus is also amended as follows:

* The parenthetical in the first sentence of the definition of administrative office under Definitions of Special Terms on page 1 is deleted and the sentence is amended as follows:

Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051.

* The following sentence is added at the end of the second full paragraph on page 6:

We also reserve the right to limit the number of Guaranteed Minimum Income Benefit Riders that you may purchase to one qualified Contract and one nonqualified Contract per owner/annuitant.

* The following sentence is added after the first sentence of the first full paragraph on page 9:

We reserve the right to limit the number of Additional Earnings Riders that you may purchase to one per owner/annuitant.

* The second sentence of the Annuity Contract Fee Table footnote (4) on page 13 is amended as follows:

You may add this rider when we issue the Contract or on any Monthiversary before you reach age 76.

* The following paragraph is added after the second paragraph under Guaranteed Minimum Income Benefit Rider on page 20:

If you purchase the rider when you also purchase your Contract and if we receive your complete Contract application on the 29th, 30th or 31st day of the month, then both your Contract date and the rider date will be the 28th day of the month. If you purchase the rider at a future date and if we receive your application for the rider on the 29th, 30th or 31st day of the month, then your rider date will be the first day of the following month.

* The following paragraph is added after the bullet points under Minimum Annuitization Value on page 21:

If you purchase the rider after we issue your Contract and if we receive your application for the rider on the 29th, 30 or 31st of the month, then your rider date will be the first day of the following month. We will use the annuity value as of that date to determine your minimum annuitization value under the rider.

* The first sentence of the paragraph under the first set of bullet points under Additional Earnings Rider on page 52 is amended as follows:

You may elect the rider when we issue the Contract or on any Monthiversary during the accumulation period before you reach age 76.




AG00326-11/2002



This Prospectus Supplement must be accompanied by the WRL Freedom
Bellwether Prospectus dated May 1, 2002